Current and Non-current Distinction (Tables)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Summary of Current and Non-Current Distinction
The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, and derivative financial instruments, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2023 and 2022.

	At March 31, 2023
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥5,569,961	¥114,851	¥5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	10,968,633	55,451	11,024,084
Financial assets at fair value through profit or loss	5,215	1,483,024	1,488,239
Investment securities:
Debt instruments at amortized cost	49,631	185,936	235,567
Debt instruments at fair value through other comprehensive income	9,059,561	13,751,862	22,811,423
Equity instruments at fair value through other comprehensive income	—	4,548,608	4,548,608
Loans and advances	39,254,388	72,636,746	111,891,134
Other financial assets	5,220,793	139,841	5,360,634
Liabilities:
Deposits	¥168,635,510	¥4,292,300	¥172,927,810
Call money and bills sold	2,566,725	2,331	2,569,056
Repurchase agreements and cash collateral on securities lent	17,717,897	68,129	17,786,026
Financial liabilities designated at fair value through profit or loss	63,592	350,514	414,106
Borrowings	3,040,454	12,331,347	15,371,801
Debt securities in issue	3,651,276	8,333,718	11,984,994
Other financial liabilities	8,517,834	4,378	8,522,212

	At March 31, 2022
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥1,885,039	¥80,096	¥1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	11,265,507	38,423	11,303,930
Financial assets at fair value through profit or loss	4,589	1,690,996	1,695,585
Investment securities:
Debt instruments at amortized cost	31,921	52,033	83,954
Debt instruments at fair value through other comprehensive income	10,533,166	17,533,800	28,066,966
Equity instruments at fair value through other comprehensive income	—	4,598,485	4,598,485
Loans and advances	38,073,404	66,562,411	104,635,815
Other financial assets	5,009,619	300,220	5,309,839
Liabilities:
Deposits	¥158,876,649	¥3,716,843	¥162,593,492
Call money and bills sold	1,084,723	45,277	1,130,000
Repurchase agreements and cash collateral on securities lent	20,021,309	91,853	20,113,162
Financial liabilities designated at fair value through profit or loss	117,783	337,951	455,734
Borrowings	9,069,845	11,514,806	20,584,651
Debt securities in issue	3,711,213	7,717,224	11,428,437
Other financial liabilities	7,715,499	94,178	7,809,677